IMPAIRMENT OF LONG-LIVED ASSETS - Reversal or recognition of Impairment Loss Administration Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at end of the year	R$ 7,203,496
Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	264,253
Balance at end of the year	48,444	R$ 264,253
Intangible assets other than goodwill [member] | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	264,253
Additions		264,253
Reversals	(215,809)
Balance at end of the year	48,444	264,253
Livramento | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	215,340
Additions		215,340
Reversals	(215,340)
Balance at end of the year		215,340
Others5 | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	48,913
Additions		48,913
Reversals	(469)
Balance at end of the year	R$ 48,444	R$ 48,913